Schedule of Long-Lived Assets by Geographic Segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Segment Reporting Information [Line Items]
Long lived assets	$ 2,148		$ 1,272
United States
Segment Reporting Information [Line Items]
Long lived assets	606		184
Israel
Segment Reporting Information [Line Items]
Long lived assets	1,336		939
United Kingdom
Segment Reporting Information [Line Items]
Long lived assets	143		144
EMEA
Segment Reporting Information [Line Items]
Long lived assets	15	[1]	5	[1]
Other
Segment Reporting Information [Line Items]
Long lived assets	$ 48

[1]	Europe, the Middle East and Africa excluding United Kingdom and Israel